UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tryphon Capital Advisers, Inc.

Address:  129 Chester Ave
          Moorestown, New Jersey 08057


13F File Number:  028-12952


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Dean Tripolitis
Title:    Trader
Phone:    (856) 231-1500


Signature, Place and Date of Signing:

/s/ Dean Tripolitis          Moorestown, New Jersey           May 15, 2008
-----------------------     -------------------------     ---------------------
      [Signature]                 [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:    NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          43

Form 13F Information Table Value Total:    $160,362
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F        File Number Name
---     ---------       -------------------------------
1.      028-12952

                                                     FORM 13F INFORMATION TABLE
                           Holdings Report by Fund, Security Description, Position, Security Description
                                                   Tryphon Capital Advisers, Inc.
                                                          March 31, 2008
COLUMN 1                         COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COULMN 8
                                                           VALUE    SHRS OR   SH/ PUT/   INVESTMT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP       (x$1000)  PRN AMT   PRN CALL   DISCRETN   MANAGERS     SOLE    SHARED NONE
ABBOTT LABS                      COM       2824100         14864  269510SH               SOLE
AETERNA LAB                      COM       7975204            55   52851SH               SOLE
ALCON INC                        COM SHS   H01301102        1622   11400SH               SOLE
AMICUS THE                       COM       03152W109        2148  200764SH               SOLE
ARQULE INC                       COM       04269E107         399   93162SH               SOLE
ARRAY BIOPHARMA INC              COM       04269X105        2179  311044SH               SOLE
AUXILIUM PHARMACEUTICALS INC     COM       05334D107        2295   85836SH               SOLE
BAXTER INTL INC                  COM       71813109         6701  115900SH               SOLE
BIOMARIN PHARMACEUTICAL INC      COM       09061G101        8917  252112SH               SOLE
CARDIOME PHARMA CORP             COM NEW   14159U202        1448  172117SH               SOLE
CIGNA CORP                       COM       125509109        9850  242797SH               SOLE
COGNIZANT TECHNOLOGY SOLUTIO     CL A      192446102        5821  201908SH               SOLE
COUGAR BIO                       COM       222083107         988   47106SH               SOLE
DR REDDYS LABS LTD               ADR       256135203        2368  163599SH               SOLE
ENTEROMEDICS INC                 COM       29365M109           3     805SH               SOLE
GENZYME CORP                     COM       372917104        2981   40000SH               SOLE
GILEAD SCIENCES INC              COM       375558103       20101  390091SH               SOLE
HEALTH NET INC                   COM       42222G108         939   30527SH               SOLE
HOSPIRA INC                      COM       441060100         675   15800SH               SOLE
HUMANA INC                       COM       444859102       20585  458873SH               SOLE
ILLUMINA INC                     COM       452327109        3065   40384SH               SOLE
INVERNESS MED INNOVATIONS IN     COM       46126P106        2439   81054SH               SOLE
MEDIVATION                       COM       58501N101          72    5000SH               SOLE
METTLER TOLEDO INTERNATIONAL     COM       592688105       10644  109603SH               SOLE
MILLENNIUM PHARMACEUTICALS I     COM       599902103        8312  537622SH               SOLE
NOVO-NORDISK A S                 ADR       670100205        4376   63200SH               SOLE
NUVASIVE INC                     COM       670704105        2487   72084SH               SOLE
OMNICARE INC                     COM       681904108        1216   66965SH               SOLE
OMRIX BIOPHARMA                  COM       681989109        1923  137382SH               SOLE
PDL BIOPHARMA INC                COM       69329Y104         529   50000SH               SOLE
PHARMAXIS LTD                    SPON GDR  71715J105         475   15736SH               SOLE
PROGENICS PHARMACEUTICALS IN     COM       743187106         924  141407SH               SOLE
PSYCHIATRIC SOLUTIONS INC        COM       74439H108         929   27392SH               SOLE
QUEST DIAGNOSTICS INC            COM       74834L100         425    9395SH               SOLE
SEATTLE GENETICS INC             COM       812578102        1540  169274SH               SOLE
SIGMA ALDRICH CORP               COM       826552101        3973   66598SH               SOLE
SONUS PHARMACEUTICALS INC        COM       835692104          76  212685SH               SOLE
ST JUDE MED INC                  COM       790849103        4466  103400SH               SOLE
STRYKER CORP                     COM       863667101        3744   57547SH               SOLE
SUCAMPO PHARMACEUTICALS INC      CL A      864909106         624   78111SH               SOLE
SUPERGEN INC                     COM       868059106         276  109770SH               SOLE
TECHNE CORP                      COM       878377100        1597   23700SH               SOLE
VOLCANO CORP                     COM       928645100        1311  104820SH               SOLE

